Supplementary Financial Statements Information (Currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 80,339	$ 54,947	$ 105,815	$ 32,469	$ 49,086	$ 38,047
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	64,649		102,669
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	13,344		1,542
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,221		570
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,125		$ 1,034